Interim Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Profit or loss [abstract]
Revenue	$ 9,317	$ 5,732	$ 29,133	$ 9,066
Cost of sales
Production costs	(4,384)	(1,076)	(12,030)	(2,126)
Royalty	(674)	(419)	(2,128)	(687)
Depreciation	(376)	(47)	(863)	(172)
Total cost of sales	(5,434)	(1,542)	(15,021)	(2,985)
Gross profit	3,883	4,190	14,112	6,081
General and administrative expenses	(1,634)	(2,518)	(5,506)	(7,015)
Change in fair value of derivative financial instruments	(730)	1,345	1,670	1,408
Foreign exchange gains	153	333	211	247
Interest and other expenses	(327)	(54)	(1,368)	(434)
Income before tax	1,345	3,296	9,119	287
Income tax expense	(1,719)	(108)	(4,383)	(259)
Net (loss) income and comprehensive (loss) income	(374)	3,188	4,736	28
Net (loss) income and comprehensive (loss) income attributable to:
Shareholders	(1,264)	1,971	849	(2,009)
Non-controlling interest	$ 890	$ 1,217	$ 3,887	$ 2,037
(Loss) earnings per share attributable to shareholders
Basic and diluted (loss) earnings per share	$ (0.00)	$ 0.01	$ 0.00	$ (0.01)